INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill at begining of period	$ 0.0	$ 11.4
Goodwill at end of period	0.0	0.0	$ 11.4
Gross
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill at begining of period	11.4	11.4	0.0
Additions during the year	0.0	0.0	11.4
Goodwill at end of period	11.4	11.4	11.4
Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill at begining of period	(11.4)	0.0	0.0
Impairment losses for the year	0.0	(11.4)	0.0
Goodwill at end of period	$ (11.4)	$ (11.4)	$ 0.0